Right-of-Use Assets	12 Months Ended
Jan. 31, 2021
Right-of-use Assets
Right-of-Use Assets
19	Right-of-use assets

The Group leases warehouse, retail and office facilities. The leases typically run for a period of 5 years with an option to renew the lease after that date. Lease payments are renegotiated every resigning period to reflect market rentals. Some leases provide for additional rent payments that are based on changes in local price indices. For certain leases, the Group is restricted from entering into any sub-leasing arrangements. The Group also leases information technology and other point of sale equipment.

Information about leases for which the Group is a lessee is presented below:

Right-of-use assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see note 16).

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	23,392	417	23,809
Additions to right-of-use-assets	2,700	100	2,800
Depreciation charge for the year	(6,982)	(162)	(7,144)
Impairment of right-of-use assets	(1,221)	-	(1,221)
Foreign exchange movements	157	-	157
Balance at 31 January 2021	18,046	355	18,401

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	25,616	542	26,158
Additions to right-of-use-assets	6,255	72	6,327
Depreciation charge for the year	(8,479)	(197)	(8,676)
Balance at 31 January 2020	23,392	417	23,809

Amounts recognised in profit or loss

	2021	2020
	NZ $000’s	NZ $000’s

Interest expense on lease liabilities	1,405	1,674

Extension options

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.